UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 3/31/2009

Check here if Amendment []; Amendment Number:
                                             -------
This Amendment (Check only one.):     [] is a restatement.
                                      [] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Pinnacle Advisers, L.P.
           ---------------------------------------------
Address:   4965 Preston Park Blvd
           ---------------------------------------------
           Suite 240, Plano, TX 75093
           ---------------------------------------------


Form 13F File Number: 028-12894
                      ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Barry M. Kitt
           ----------------------------------------------
Title:     Sole member of Pinnacle Fund Management, LLC,
           its General Partner
           ----------------------------------------------
Phone:     972-985-2121
           ----------------------------------------------

Signature,  Place,  and  Date  of  Signing:

         /s/ Barry M. Kitt        Plano, TX        5/5/2009
     ----------------------------------------------------------
           [Signature]          [City, State]       [Date]


Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

NONE

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                   1
                                           -----------
Form 13F Information Table Entry Total:             14
                                           -----------
Form 13F Information Table Value Total:        110,262
                                           -----------
                                           (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.    13F File Number    Name
1      028-12801          Barry M. Kitt

FORM 13F INFORMATION TABLE

                                                      VALUE    SHARES/   SH/ PUT/ INVSTMT  OTHER         VOTING AUTHORITY
     NAME OF ISSUER       TITLE OF CLASS     CUSIP   (x$1000)  PRN AMT   PRN CALL DSCRETN MANAGERS    SOLE      SHARED     NONE
------------------------ ----------------- --------- -------- ---------- --- ---- ------- -------- ---------- ---------- ---------
Bank of America
Corporation              Common            060505904     3410     500000 sh  CALL DEFINED 1                 x          0         0
China Green Agriculture
Inc                      Common            16943W105     3049     914885 sh       DEFINED 1                 x          0         0
China Information
Security Technology Inc  Common            16944F101    10809    3420479 sh       DEFINED 1                 x          0         0
China Transinfo
Technology Corp          Common            169453107     3167    1111111 sh       DEFINED 1                 x          0         0
Ciber Inc.               Common            17163B102      780     285863 sh       DEFINED 1                 x          0         0
Fortress Intl Group Inc. Common            34958D102      938     947863 sh       DEFINED 1                 x          0         0
Heckmann Corp.           Common            422680108    34529    7540649 sh       DEFINED 1                 x          0         0
Heckmann Corp.           *W Exp 11/09/201  422680108      913    1201800 sh       DEFINED 1                 x          0         0
Ishares                  Russell 2000      464287655     8410     200000 sh  CALL DEFINED 1                 x          0         0
Ishares                  Russell 2000      464287655    16820     400000 sh  PUT  DEFINED 1                 x          0         0
Manitex International
Inc                      Common            563420108     1260    1340475 sh       DEFINED 1                 x          0         0
Parkervision Inc.        Common            701354102     5267    3116364 sh       DEFINED 1                 x          0         0
Proshares TR             PSHS Ultra Finl   74347R743     2610    1000000 sh  CALL DEFINED 1                 x          0         0
Zhongpin Inc.            Common            98952K107    18300    2060828 sh       DEFINED 1                 x          0         0